Consolidated Statements of Earnings - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Profit or loss [abstract]
Sales	$ 2,424	$ 2,177
Cost of sales	(1,686)	(1,499)
General and administrative expenses	(18)	(10)
Depreciation and amortization	(134)	(107)
Loss on disposal of assets, net	(2)	(12)
Impairment of assets	(80)	0
Operating income	504	549
Non-operating expense:
Finance costs	(37)	(32)
Interest income	4	0
Earnings before income tax	471	517
Income tax expense	(100)	(81)
Earnings	$ 371	$ 436
Earnings per common share
Basic (in dollars per share)	$ 4.29	$ 5.06
Diluted (in dollars per share)	$ 4.27	$ 5.03